VIRTUS Duff & Phelps Global Infrastructure Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021
($ reported in thousands)
	Shares	Value
Common Stocks—99.4%
Communication Services—3.1%
Cellnex Telecom S.A. (Spain)	50,105	$ 2,920
Energy—12.1%
Cheniere Energy, Inc. (United States)	24,148	2,449
Enbridge, Inc. (Canada)	68,476	2,676
ONEOK, Inc. (United States)	32,096	1,886
Pembina Pipeline Corp. (Canada)	48,944	1,485
Targa Resources Corp. (United States)	32,061	1,675
TC Energy Corp. (Canada)	25,293	1,177
		11,348

Industrials—27.8%
Aena SME S.A. (Spain)(1)	26,984	4,264
Aeroports de Paris (France)(1)	9,385	1,210
Atlantia SpA (Italy)(1)	79,137	1,573
Auckland International Airport Ltd. (New Zealand)(1)	206,755	1,090
Canadian National Railway Co. (Canada)	8,212	1,009
Canadian Pacific Railway Ltd. (Canada)	18,580	1,337
CSX Corp. (United States)	56,227	2,114
Ferrovial S.A. (Spain)	52,970	1,662
Flughafen Zurich AG (Switzerland)(1)	11,778	2,121
Norfolk Southern Corp. (United States)	9,630	2,867
Transurban Group (Australia)	356,954	3,589
Union Pacific Corp. (United States)	4,715	1,188
Vinci S.A. (France)	18,104	1,915
		25,939

Real Estate—10.8%
American Tower Corp. (United States)	19,289	5,642
Crown Castle International Corp. (United States)	21,463	4,480
		10,122

Utilities—45.6%
Ameren Corp. (United States)	16,304	1,451
American Water Works Co., Inc. (United States)	7,458	1,409
Atmos Energy Corp. (United States)	18,825	1,972
CenterPoint Energy, Inc. (United States)	91,616	2,557
CMS Energy Corp. (United States)	26,042	1,694
Dominion Energy, Inc. (United States)	50,369	3,957
EDP - Energias de Portugal S.A. (Portugal)	269,117	1,481
Enel SpA (Italy)	184,630	1,481
Essential Utilities, Inc. (United States)	28,590	1,535
Evergy, Inc. (United States)	24,255	1,664
Eversource Energy (United States)	25,778	2,345
Iberdrola S.A. (Spain)	139,202	1,650
National Grid plc (United Kingdom)	240,936	3,456
	Shares	Value

Utilities—continued
NextEra Energy, Inc. (United States)	73,032	$ 6,818
Orsted AS (Denmark)	14,626	1,870
Public Service Enterprise Group, Inc. (United States)	38,528	2,571
Sempra Energy (United States)	24,334	3,219
Southern Co. (The) (United States)	20,819	1,428
		42,558

Total Common Stocks (Identified Cost $73,460)		92,887

Total Long-Term Investments—99.4% (Identified Cost $73,460)		92,887

Short-Term Investment—0.2%
Money Market Mutual Fund—0.2%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(2)	190,715	191
Total Short-Term Investment (Identified Cost $191)		191

TOTAL INVESTMENTS—99.6% (Identified Cost $73,651)		$93,078
Other assets and liabilities, net—0.4%		343
NET ASSETS—100.0%		$93,421

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	59%
Spain	11
Canada	8
Australia	4
United Kingdom	4
France	4
Italy	3
Other	7
Total	100%
† % of total investments as of December 31, 2021.
See Notes to Schedule of Investments

VIRTUS Duff & Phelps Global Infrastructure Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of December 31, 2021, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2021	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$92,887	$92,887
Money Market Mutual Fund	191	191
Total Investments	$93,078	$93,078
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2021.
There were no transfers into or out of Level 3 related to securities held at December 31, 2021.
See Notes to Schedule of Investments

VIRTUS Duff & Phelps Global Infrastructure Fund NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”) and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including convertible bonds and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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